Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000106431 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106431 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106431 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106431 [Member] | Magna International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106431 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106431 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106431 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106431 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106431 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106431 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106431 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106431 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000106431 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106431 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106431 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000106431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000106431 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000106431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106431 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078721 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078721 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078721 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078721 [Member] | Magna International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078721 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078721 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078721 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078721 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078721 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078721 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000078721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000078721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000078721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078721 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113483 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113483 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113483 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113483 [Member] | Magna International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113483 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113483 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113483 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113483 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113483 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113483 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000113483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000113483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000113483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000113483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113483 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001748 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001748 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001748 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001748 [Member] | Magna International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001748 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001748 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001748 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001748 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001748 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001748 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000001748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000001748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000001748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001748 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001747 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001747 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001747 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001747 [Member] | Magna International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001747 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001747 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001747 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001747 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001747 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001747 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001747 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001747 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001747 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001747 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001747 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000001747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000001747 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000001747 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001747 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001745 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001745 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001745 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001745 [Member] | Magna International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001745 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001745 [Member] | Fresenius Medical Care AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001745 [Member] | Skyworks Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001745 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001745 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001745 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000001745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000001745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000001745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000001745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001759 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001759 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000001759 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001759 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001759 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001759 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001759 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001759 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001759 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001759 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000001759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000001759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000001759 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001761 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001761 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000001761 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001761 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001761 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001761 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001761 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001761 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001761 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001761 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000001761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000001761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000001761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001762 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001762 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000001762 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000001762 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000001762 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001762 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001762 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001762 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001762 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001762 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000001762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000001762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000001762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000001762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000001762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001762 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113484 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000113484 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000113484 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113484 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113484 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113484 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113484 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113484 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113484 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113484 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000113484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000113484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000113484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000113484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000113484 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106432 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000106432 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000106432 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106432 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106432 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106432 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106432 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106432 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106432 [Member] | Yum Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106432 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106432 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106432 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000106432 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000106432 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000106432 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106432 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000106432 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106432 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000106432 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%